Accounts Payable and Accrued Liabilities and Compensation (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) item	May 31, 2022 USD ($) item	May 31, 2021 USD ($) item
Accounts Payable and Accrued Liabilities
Accounts payable	$ 62,667	$ 67,974	$ 65,897
Number of vendors | item	2	2	2
Compensation and related expense	$ 410	$ 1,522	$ 4,005
Legal fees and settlement	1,207	2,006	11,008
Clinical expenses	913	3,727	1,462
Accrued inventory charges and expenses	4,075	1,392
License fees	628	150
Lease payable	138	134
Investor proceeds held in escrow	897
Other liabilities	30	64	2,598
Total accrued liabilities	$ 8,298	$ 8,995	19,073
Accrued legal settlement			$ 10,600
Accounts Payable | Credit Availability Concentration Risk | Vendor One
Accounts Payable and Accrued Liabilities
Concentration Risk, Percentage	74.00%	57.00%	72.00%
Accounts Payable | Credit Availability Concentration Risk | Vendor Two
Accounts Payable and Accrued Liabilities
Concentration Risk, Percentage		73.00%	14.00%